CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 65.1	$ 137.3
Restricted cash	162.4
Accounts receivable	744.9	563.4
Contract assets	129.4	174.9
Income taxes	7.3	4.0
Inventories	282.6	250.7
Other current assets	131.6	112.9
Current assets	1,523.3	1,243.2
Non-current assets
Property, plant and equipment	3,023.1	3,153.0
Intangible assets	2,344.1	1,466.7
Goodwill	2,718.5	2,714.0
Right-of-use assets	167.7	161.1
Derivative financial instruments	405.6	625.5
Deferred income taxes	41.9	48.3
Other assets	510.8	432.1
Non-current assets	9,211.7	8,600.7
Total assets	10,735.0	9,843.9
Current liabilities
Bank indebtedness		1.7
Advance from the parent corporation	21.6	16.9
Accounts payable, accrued charges and provisions	859.6	867.4
Deferred revenue	309.7	307.5
Deferred subsidies	162.4
Income taxes	47.2	70.0
Current portion of long-term debt	12.0	27.1
Current portion of lease liabilities	39.2	37.2
Current liabilities	1,451.7	1,327.8
Non-current liabilities
Long-term debt	6,468.0	5,700.5
Derivative financial instruments	23.3	28.4
Lease liabilities.	170.9	166.0
Deferred income taxes	787.6	808.1
Other liabilities	271.5	392.7
Non-current liabilities	7,721.3	7,095.7
Equity
Capital stock	1,290.6	1,290.6
Contributed surplus	734.3	734.3
Deficit	(569.3)	(575.0)
Accumulated other comprehensive loss	(16.9)	(131.1)
Equity attributable to shareholders	1,438.7	1,318.8
Non-controlling interests	123.3	101.6
Total equity	1,562.0	1,420.4
Total liabilities and equity	$ 10,735.0	$ 9,843.9